FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amounts Receivable	$ 2,672	$ 1,208
Long-term Investments	1,746	$ 3,939
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	11,245
Amounts Receivable	0
Long-term Investments	1,746
Total Financial Assets	12,991
Warrant Liability	0
Total Financial Liabilities	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	2,672
Long-term Investments	0
Total Financial Assets	2,672
Warrant Liability	0
Total Financial Liabilities	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	0
Warrant Liability	(475)
Total Financial Liabilities	$ (475)